Stock Options and Restricted Share Units - Schedule of Continuity of Stock Options (Details)	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Stock Options and Restricted Share Units - Schedule of Continuity of Stock Options (Details) [Line Items]
Number of Stock Options, Balance	692,170	1,191,834	2,345,165
Weighted Average Exercise Price, Balance	$ 5.09	$ 5.11	$ 5.28
Number of Stock Options, Expired / cancelled	(209,216)	(499,664)	(1,153,331)
Weighted Average Exercise Price, Expired / cancelled	$ 6.22	$ 5.13	$ 5.46
Number of Stock Options, Balance	482,954	692,170	1,191,834
Weighted Average Exercise Price, Balance	$ 4.6	$ 5.09	$ 5.11